Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.(a)	5,963	$211,567
Teledyne Technologies Inc.(a)	708	296,985
		508,552
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	2,043	198,212
Expeditors International of Washington Inc.	2,586	325,034
		523,246
Auto Components — 0.4%
Aptiv PLC(a)	4,122	620,031
Autoliv Inc.	1,268	134,446
BorgWarner Inc.	3,652	187,311
		941,788
Automobiles — 3.3%
Tesla Inc.(a)	11,723	7,329,454

Banks — 2.1%
Citizens Financial Group Inc.	6,490	323,851
First Republic Bank/CA	2,660	509,230
Huntington Bancshares Inc./OH	15,530	246,306
KeyCorp	14,791	340,785
PNC Financial Services Group Inc. (The)	6,469	1,259,385
Regions Financial Corp.	14,666	343,331
SVB Financial Group(a)	792	461,649
Truist Financial Corp.	20,567	1,270,629
		4,755,166
Beverages — 3.1%
Coca-Cola Co. (The)	62,500	3,455,625
Keurig Dr Pepper Inc.	9,943	367,493
PepsiCo Inc.	21,062	3,115,913
		6,939,031
Biotechnology — 2.2%
Amgen Inc.	8,818	2,098,155
Biogen Inc.(a)	2,326	622,159
BioMarin Pharmaceutical Inc.(a)	2,777	214,662
Horizon Therapeutics PLC(a)	3,249	297,803
Novavax Inc.(a)	1,072	158,249
Regeneron Pharmaceuticals Inc.(a)	1,607	807,405
Vertex Pharmaceuticals Inc.(a)	3,969	828,052
		5,026,485
Building Products — 1.1%
A O Smith Corp.	2,074	147,399
Allegion PLC	1,386	194,705
Carrier Global Corp.	12,607	579,039
Fortune Brands Home & Security Inc.	2,117	218,390
Lennox International Inc.	518	181,264
Masco Corp.	3,926	236,777
Owens Corning	1,603	170,960
Trane Technologies PLC	3,640	678,496
		2,407,030
Capital Markets — 6.3%
Ameriprise Financial Inc.	1,782	463,035
Bank of New York Mellon Corp. (The)	12,745	663,760
BlackRock Inc.(b)	2,331	2,044,380
Carlyle Group Inc. (The)	2,436	106,307
Charles Schwab Corp. (The)	22,021	1,626,251
CME Group Inc.	5,481	1,199,024
FactSet Research Systems Inc.	580	193,929
Security	Shares	Value

Capital Markets (continued)
Franklin Resources Inc.	4,634	$158,529
Intercontinental Exchange Inc.	8,575	967,946
Invesco Ltd.	5,963	170,124
MarketAxess Holdings Inc.	580	270,593
Moody's Corp.	2,571	862,185
Morgan Stanley	21,550	1,959,972
Nasdaq Inc.	1,761	294,897
Northern Trust Corp.	3,021	366,115
Raymond James Financial Inc.	1,892	250,860
S&P Global Inc.	3,675	1,394,552
State Street Corp.	5,371	467,170
T Rowe Price Group Inc.	3,480	665,898
		14,125,527
Chemicals — 2.5%
Air Products & Chemicals Inc.	3,378	1,012,252
Albemarle Corp.	1,781	297,569
DuPont de Nemours Inc.	8,215	694,907
International Flavors & Fragrances Inc.	3,797	537,921
Linde PLC	7,990	2,401,794
PPG Industries Inc.	3,615	649,688
		5,594,131
Commercial Services & Supplies — 1.2%
Cintas Corp.	1,443	510,158
Copart Inc.(a)	3,247	418,896
Republic Services Inc.	3,408	372,085
Waste Connections Inc.	4,003	486,124
Waste Management Inc.	6,460	908,793
		2,696,056
Communications Equipment — 2.0%
Arista Networks Inc.(a)	874	296,618
Cisco Systems Inc.	64,453	3,409,564
F5 Networks Inc.(a)	942	174,675
Juniper Networks Inc.	5,015	132,045
Motorola Solutions Inc.	2,581	529,905
		4,542,807
Construction Materials — 0.3%
Martin Marietta Materials Inc.	951	345,831
Vulcan Materials Co.	2,024	371,040
		716,871
Consumer Finance — 0.9%
Ally Financial Inc.	5,710	312,394
American Express Co.	10,454	1,673,999
		1,986,393
Containers & Packaging — 0.7%
Avery Dennison Corp.	1,268	279,632
Ball Corp.	4,974	408,664
International Paper Co.	5,702	359,796
Packaging Corp. of America	1,448	215,245
Sealed Air Corp.	2,367	134,588
Westrock Co.	4,023	234,621
		1,632,546
Distributors — 0.3%
Genuine Parts Co.	2,205	289,119
LKQ Corp.(a)	4,403	224,377
Pool Corp.	614	268,042
		781,538
Diversified Financial Services — 0.1%
Voya Financial Inc.	1,895	124,160

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.6%
Verizon Communications Inc.	63,176	$3,568,812

Electrical Equipment — 1.0%
Eaton Corp. PLC	6,078	882,830
Generac Holdings Inc.(a)	960	315,571
Plug Power Inc.(a)	7,672	235,530
Rockwell Automation Inc.	1,773	467,576
Sensata Technologies Holding PLC(a)	2,409	143,167
Sunrun Inc.(a)	2,631	117,658
		2,162,332
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	9,147	615,227
CDW Corp./DE	2,183	361,112
Cognex Corp.	2,687	213,321
Corning Inc.	11,731	511,823
Keysight Technologies Inc.(a)	2,841	404,502
TE Connectivity Ltd.	5,052	685,455
Trimble Inc.(a)	3,819	297,080
Zebra Technologies Corp., Class A(a)	816	405,593
		3,494,113
Entertainment — 0.8%
Activision Blizzard Inc.	11,828	1,150,273
Electronic Arts Inc.	4,391	627,606
		1,777,879
Equity Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities Inc.	1,984	353,668
American Tower Corp.	6,784	1,733,041
Boston Properties Inc.	2,258	265,450
Camden Property Trust	1,489	186,691
Crown Castle International Corp.	6,585	1,247,858
Duke Realty Corp.	5,706	265,101
Equinix Inc.	1,363	1,004,149
Equity Residential	5,405	418,617
Healthpeak Properties Inc.	8,224	274,517
Host Hotels & Resorts Inc.(a)	10,778	185,058
Iron Mountain Inc.	4,407	191,881
Prologis Inc.	11,290	1,330,414
Regency Centers Corp.	2,336	150,906
SBA Communications Corp.	1,669	497,562
Simon Property Group Inc.	5,015	644,377
Ventas Inc.	5,720	317,174
VICI Properties Inc.	8,193	255,048
Welltower Inc.	6,372	476,434
		9,797,946
Food & Staples Retailing — 0.3%
Walgreens Boots Alliance Inc.	11,212	590,424

Food Products — 1.0%
Campbell Soup Co.	3,009	146,448
Conagra Brands Inc.	7,459	284,188
General Mills Inc.	9,335	586,798
Hormel Foods Corp.	4,534	220,080
JM Smucker Co. (The)	1,673	222,994
Kellogg Co.	3,938	257,900
Lamb Weston Holdings Inc.	2,236	184,448
McCormick & Co. Inc./MD, NVS	3,819	340,120
		2,242,976
Health Care Equipment & Supplies — 2.5%
ABIOMED Inc.(a)	691	196,645
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Align Technology Inc.(a)	1,144	$675,132
Baxter International Inc.	7,711	633,227
Cooper Companies Inc. (The)	750	295,088
DENTSPLY SIRONA Inc.	3,337	223,312
Dexcom Inc.(a)	1,468	542,265
Hologic Inc.(a)	3,934	248,078
IDEXX Laboratories Inc.(a)	1,304	727,775
Insulet Corp.(a)	1,009	272,097
Novocure Ltd.(a)	1,408	287,232
ResMed Inc.	2,221	457,193
STERIS PLC	1,304	248,881
Teleflex Inc.	713	286,761
West Pharmaceutical Services Inc.	1,131	393,034
		5,486,720
Health Care Providers & Services — 1.5%
Centene Corp.(a)	8,879	653,495
DaVita Inc.(a)	1,087	130,516
HCA Healthcare Inc.	4,152	891,808
Henry Schein Inc.(a)	2,177	165,539
Humana Inc.	1,967	860,956
Laboratory Corp. of America Holdings(a)	1,490	408,975
Quest Diagnostics Inc.	2,037	268,212
		3,379,501
Health Care Technology — 0.3%
Cerner Corp.	4,676	365,897
Teladoc Health Inc.(a)(c)	2,065	310,948
		676,845
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings Inc.(a)	625	1,475,969
Chipotle Mexican Grill Inc.(a)	429	588,580
Darden Restaurants Inc.	1,991	285,171
Domino's Pizza Inc.	592	252,707
Hilton Worldwide Holdings Inc.(a)	4,238	530,894
McDonald's Corp.	10,774	2,519,931
Starbucks Corp.	17,974	2,046,879
Vail Resorts Inc.(a)	615	201,031
		7,901,162
Household Durables — 0.8%
DR Horton Inc.	5,275	502,655
Garmin Ltd.	2,340	332,841
Mohawk Industries Inc.(a)	912	192,140
Newell Brands Inc.	5,839	167,521
NVR Inc.(a)	53	259,023
PulteGroup Inc.	4,059	234,570
		1,688,750
Household Products — 1.1%
Church & Dwight Co. Inc.	3,741	320,716
Clorox Co. (The)	1,920	339,322
Colgate-Palmolive Co.	12,307	1,031,080
Kimberly-Clark Corp.	5,311	693,776
		2,384,894
Industrial Conglomerates — 0.3%
Roper Technologies Inc.	1,602	720,916

Insurance — 3.5%
Aflac Inc.	9,987	566,063
Allstate Corp. (The)	4,624	631,685
Arch Capital Group Ltd.(a)	6,209	247,677
Arthur J Gallagher & Co.	2,958	433,673

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant Inc.	885	$142,618
Chubb Ltd.	6,873	1,168,341
Hartford Financial Services Group Inc. (The)	5,458	356,680
Lincoln National Corp.	2,784	194,295
Marsh & McLennan Companies Inc.	7,758	1,073,319
Principal Financial Group Inc.	4,162	272,153
Progressive Corp. (The)	8,942	885,974
Prudential Financial Inc.	6,061	648,345
Reinsurance Group of America Inc.	1,038	130,819
Travelers Companies Inc. (The)	3,851	615,005
Willis Towers Watson PLC	1,969	514,618
		7,881,265
Internet & Direct Marketing Retail — 0.8%
eBay Inc.	10,388	632,422
Etsy Inc.(a)	1,925	317,105
MercadoLibre Inc.(a)	685	930,689
		1,880,216
IT Services — 11.0%
Akamai Technologies Inc.(a)	2,488	284,154
Automatic Data Processing Inc.	6,533	1,280,599
Black Knight Inc.(a)	2,397	175,916
Broadridge Financial Solutions Inc.	1,769	282,120
Cognizant Technology Solutions Corp., Class A	8,101	579,708
Fidelity National Information Services Inc.	9,483	1,412,777
Fiserv Inc.(a)	9,198	1,059,610
Gartner Inc.(a)	1,354	313,911
GoDaddy Inc., Class A(a)	2,591	209,767
Jack Henry & Associates Inc.	1,161	178,968
Mastercard Inc., Class A	13,536	4,880,811
Okta Inc.(a)	1,851	411,736
Paychex Inc.	4,955	501,149
PayPal Holdings Inc.(a)	16,986	4,416,700
Square Inc., Class A(a)	5,951	1,324,217
Twilio Inc., Class A(a)	2,443	820,848
VeriSign Inc.(a)	1,554	341,756
Visa Inc., Class A	25,894	5,885,706
Western Union Co. (The)	6,279	153,647
		24,514,100
Leisure Products — 0.1%
Hasbro Inc.	1,994	191,364

Life Sciences Tools & Services — 2.7%
Agilent Technologies Inc.	4,656	643,133
Avantor Inc.(a)	7,980	256,557
Bio-Techne Corp.	592	244,988
Illumina Inc.(a)	2,227	903,360
Mettler-Toledo International Inc.(a)	357	464,439
PerkinElmer Inc.	1,709	247,925
PPD Inc.(a)	1,873	86,383
Thermo Fisher Scientific Inc.	6,012	2,822,634
Waters Corp.(a)	949	305,815
		5,975,234
Machinery — 4.3%
Caterpillar Inc.	8,325	2,006,991
Cummins Inc.	2,254	579,909
Deere & Co.	4,546	1,641,561
Dover Corp.	2,193	330,046
Fortive Corp.	4,901	355,421
IDEX Corp.	1,159	258,063

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	4,834	$1,120,328
Ingersoll Rand Inc.(a)	5,752	285,529
Nordson Corp.	799	177,130
Otis Worldwide Corp.	6,290	492,696
PACCAR Inc.	5,297	484,993
Parker-Hannifin Corp.	1,971	607,364
Pentair PLC	2,535	174,839
Snap-on Inc.	825	210,062
Stanley Black & Decker Inc.	2,456	532,461
Xylem Inc./NY	2,754	325,302
		9,582,695
Media — 0.4%
Cable One Inc.	83	150,691
Discovery Inc., Class A(a)	2,483	79,729
Discovery Inc., Class C, NVS(a)	4,621	138,861
Interpublic Group of Companies Inc. (The)	1,624	54,713
Omnicom Group Inc.	3,283	269,994
Sirius XM Holdings Inc.(c)	15,815	98,844
		792,832
Metals & Mining — 0.5%
Newmont Corp.	12,218	897,779
Steel Dynamics Inc.	3,212	200,525
		1,098,304
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	21,370	198,100

Multiline Retail — 0.8%
Target Corp.	7,645	1,734,803

Personal Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	3,507	1,074,966

Pharmaceuticals — 2.0%
Catalent Inc.(a)	2,599	272,453
Elanco Animal Health Inc.(a)	6,484	233,294
Eli Lilly & Co.	12,437	2,484,166
Jazz Pharmaceuticals PLC(a)	927	165,127
Zoetis Inc.	7,254	1,281,637
		4,436,677
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	2,104	178,693
IHS Markit Ltd.	5,752	605,743
Robert Half International Inc.	1,729	153,518
TransUnion	2,911	311,477
Verisk Analytics Inc.	2,361	408,051
		1,657,482
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	5,123	449,697

Road & Rail — 1.9%
AMERCO	149	85,681
CSX Corp.	11,641	1,165,497
Kansas City Southern	1,387	412,882
Old Dominion Freight Line Inc.	1,517	402,688
Union Pacific Corp.	10,226	2,298,089
		4,364,837
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices Inc.(a)	18,492	1,480,839
Analog Devices Inc.	5,632	927,027
Applied Materials Inc.	14,010	1,935,201

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	2,182	$1,417,973
Marvell Technology Inc.	12,219	590,178
Maxim Integrated Products Inc.	4,092	417,425
Micron Technology Inc.(a)	17,079	1,437,027
NVIDIA Corp.	9,450	6,140,421
NXP Semiconductors NV	4,229	894,095
ON Semiconductor Corp.(a)	6,288	251,772
Qorvo Inc.(a)	1,729	315,923
Skyworks Solutions Inc.	2,517	427,890
Texas Instruments Inc.	14,049	2,666,781
Xilinx Inc.	3,745	475,615
		19,378,167
Software — 8.4%
Adobe Inc.(a)	7,308	3,687,471
ANSYS Inc.(a)	1,324	447,433
Autodesk Inc.(a)	3,357	959,632
Cadence Design Systems Inc.(a)	4,259	540,850
Citrix Systems Inc.	1,877	215,780
Cloudflare Inc., Class A(a)	3,439	282,204
Coupa Software Inc.(a)	1,102	262,496
Datadog Inc., Class A(a)	2,669	243,012
DocuSign Inc.(a)	2,848	574,214
Dropbox Inc., Class A(a)	4,827	132,018
Fair Isaac Corp.(a)	446	225,703
Fortinet Inc.(a)	2,118	462,868
Guidewire Software Inc.(a)	1,216	118,852
HubSpot Inc.(a)	672	338,943
Intuit Inc.	4,181	1,835,835
NortonLifeLock Inc.	8,884	245,731
Paycom Software Inc.(a)	781	257,418
PTC Inc.(a)	1,694	227,233
RingCentral Inc., Class A(a)	1,151	302,103
salesforce.com Inc.(a)	14,011	3,336,019
ServiceNow Inc.(a)	2,994	1,418,797
Slack Technologies Inc., Class A(a)	7,273	320,303
Splunk Inc.(a)	2,469	299,243
Synopsys Inc.(a)	2,326	591,595
Tyler Technologies Inc.(a)	619	249,556
VMware Inc., Class A(a)(c)	1,283	202,573
Workday Inc., Class A(a)	2,748	628,523
Zendesk Inc.(a)	1,799	245,851
Zscaler Inc.(a)	1,230	238,866
		18,891,122
Specialty Retail — 3.6%
Advance Auto Parts Inc.	1,001	189,920
Best Buy Co. Inc.	3,558	413,582
Burlington Stores Inc.(a)	1,011	326,927
CarMax Inc.(a)	2,481	285,786
Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	16,436	$5,241,605
TJX Companies Inc. (The)	18,330	1,238,008
Tractor Supply Co.	1,776	322,699
		8,018,527
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies Inc., Class C(a)	4,025	397,026
Hewlett Packard Enterprise Co.	19,861	316,981
HP Inc.	19,032	556,305
NetApp Inc.	3,410	263,832
Seagate Technology Holdings PLC	3,252	311,379
Western Digital Corp.	4,673	351,550
		2,197,073
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)	1,924	621,702

Trading Companies & Distributors — 0.5%
Fastenal Co.	8,768	465,054
United Rentals Inc.(a)	1,102	368,024
WW Grainger Inc.	680	314,269
		1,147,347
Water Utilities — 0.2%
American Water Works Co. Inc.	2,770	429,405

Total Common Stocks — 99.8%
(Cost: $203,808,906)		223,019,966

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(d)(e)	379,868	380,096
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	90,000	90,000
		470,096
Total Short-Term Investments — 0.2%
(Cost: $470,094)		470,096

Total Investments in Securities — 100.0%
(Cost: $204,279,000)		223,490,062

Other Assets, Less Liabilities — 0.0%		63,722

Net Assets — 100.0%		$223,553,784

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,183	$369,940	(a)	$—	$(29)	$2	$380,096	379,868	$1,628	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	90,000	(a)	—	—	—	90,000	90,000	10		—
BlackRock Inc.	36,840	1,748,308		(109,612)	1,147	367,697	2,044,380	2,331	8,799		—
					$1,118	$367,699	$2,514,476		$10,437		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	06/18/21	$210	$305

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$223,019,966	$—	$—	$223,019,966
Money Market Funds	470,096	—	—	470,096
	$223,490,062	$—	$—	$223,490,062
Derivative financial instruments(a)
Assets
Futures Contracts.	$305	$—	$—	$305

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares